Debt Under Vehicle Programs And Borrowing Arrangements - Additional Information (Detail) In Millions, unless otherwise specified								3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 Avis Budget Rental Car Funding Program	Dec. 31, 2014 Americas USD ($)	Dec. 31, 2013 Americas	Dec. 31, 2014 International Debt Borrowings USD ($)	Dec. 31, 2013 International Debt Borrowings	Dec. 31, 2014 International Capital Leases USD ($)	Mar. 31, 2014 Debt Due To Rental Car Funding [Member] USD ($)	Sep. 30, 2014 Debt Due To Rental Car Funding [Member] USD ($)	Dec. 31, 2014 Debt Due To Rental Car Funding [Member] USD ($)	Dec. 31, 2014 European Rental Fleet Securitization [Member] EUR (€)	Dec. 31, 2013 European Rental Fleet Securitization [Member] EUR (€)
Debt Under Vehicle Programs And Borrowing Arrangements [Line Items]
Leasing Vehicles And Related Assets Pledged As Collateralized Debt	$ 8,000		$ 1,000,000,000		$ 1,200,000,000		$ 298,000,000			$ 8,000,000,000
Debt Instrument, Issuance Date								Feb. 01, 2014	Jul. 01, 2014
Debt, Weighted Average Interest Rate		3.00%	3.00%	4.00%	3.00%	4.00%
Newly Issued European Credit Facility											290	500
Interest rate on capital leases	2.00%
Asset-Backed Securities, at Carrying Value								$ 675	$ 500
Debt Instrument, Maturity Date										Feb. 01, 2020